Capital Stock (Tables)	12 Months Ended
Mar. 31, 2018
Equity and Share-based Compensation [Abstract]
Common Shares Reserved For Future Issuance
The table below outlines common shares reserved for future issuance:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Stock options and equity-settled SARs outstanding	32.1	33.4
Restricted stock and restricted share units — unvested	2.2	2.7
Common shares available for future issuance under Lionsgate plan(1)	10.3	0.8
Common shares available for future issuance under Starz plan	—	11.8
Shares issuable upon conversion of April 2013 1.25% Notes	2.1	2.1
Shares reserved for future issuance	46.7	50.8

______________

(1)
As of March 31, 2018, amounts represent common shares reserved for issuance under the Company's current 2017 Performance Incentive Plan. As of March 31, 2017, amounts represent common shares reserved for issuance under the Company's former 2012 Performance Incentive Plan. See Share Based Compensation section below for further information.

Dividends Declared
During the fiscal years ended March 31, 2018, 2017 and 2016, the Company's Board of Directors declared the following quarterly cash dividends:

	Dividends Declared Per Common Share	Total Amount	Payment Date
		(in millions)
Fiscal Year 2018:
Fourth quarter ended March 31, 2018(1)	$0.09	$19.1	May 1, 2018
Fiscal Year 2017:
First quarter ended June 30, 2016	$0.09	$13.3	August 5, 2016
Fiscal Year 2016:
Fourth quarter ended March 31, 2016	$0.09	$13.2	May 27, 2016
Third quarter ended December 31, 2015	$0.09	13.5	February 5, 2016
Second quarter ended September 30, 2015	$0.09	13.3	November 10, 2015
First quarter ended June 30, 2015	$0.07	10.4	August 7, 2015
Total cash dividends declared in fiscal year 2016	$0.34	$50.4
____________________________________________

(1)	As of March 31, 2018, the Company had $19.1 million of cash dividends payable included in accounts payable and accrued liabilities on the consolidated balance sheet

Share-Based Compensation Expense
The Company recognized the following share-based compensation expense during the years ended March 31, 2018, 2017 and 2016:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Compensation Expense:
Stock options	$43.1	$42.5	$31.0
Restricted share units and other share-based compensation	36.2	34.0	25.0
Share appreciation rights	6.3	0.6	0.3
	85.6	77.1	56.3
Immediately vested restricted share units issued under annual bonus program(1)	—	—	22.2
Impact of accelerated vesting on equity awards(2)	2.9	2.4	—
Total share-based compensation expense	$88.5	$79.5	$78.5

Tax impact(3)	(29.6)	(28.0)	(28.6)
Reduction in net income	$58.9	$51.5	$49.9
___________________

(1)	Represents the impact of immediately vested stock awards granted as part of the Company's annual bonus program, and issued in lieu of cash bonuses.

(2)	Represents the impact of the acceleration of certain vesting schedules for equity awards pursuant to certain severance arrangements.

(3)	Represents the income tax benefit recognized in the statements of income for share-based compensation arrangements.
Share-based compensation expense, by expense category, consisted of the following:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Compensation Expense:
Direct operating	$1.1	$1.2	$—
Distribution and marketing	0.9	0.4	—
General and administration	83.6	75.5	78.5
Restructuring and other	2.9	2.4	—
	$88.5	$79.5	$78.5

Stock Options Activity
The activity prior to the December 8, 2016 consummation of the Starz Merger and related reclassification of Lionsgate stock discussed above is presented in the table below:

	Number of	Weighted- Average Exercise
Options:	Shares	Price
Outstanding at March 31, 2015	13,214,696	$21.26
Granted	3,538,346	31.50
Exercised	(640,008)	13.01
Forfeited or expired	(19,138)	26.54
Outstanding at March 31, 2016	16,093,896	$23.83
Granted	5,997,539	22.73
Exercised	(2,145,852)	9.78
Forfeited or expired	(552,067)	32.39
Outstanding at December 8, 2016 before share reclassification	19,393,516	$24.80
Reclassification of common shares to newly issued Class A voting shares and Class B non-voting shares	(19,393,516)
Outstanding at December 8, 2016 after share reclassification	—

Immediately prior to the consummation of the Starz Merger and in accordance with the reclassification of the Company's shares discussed above, each outstanding share-based equity award (i.e., stock options and restricted share units) of the Company was also adjusted to reflect the reclassification of the underlying shares of each award. Upon the closing of the Starz Merger, each outstanding share-based equity award (i.e., stock options, restricted stock, and restricted stock units) of Starz was replaced by a Class B non-voting share-based equity award (“Lions Gate replacement award”) with terms equivalent to the existing awards based on the exchange ratio set forth in the Merger Agreement. The stock option, restricted stock and restricted share unit activity from the December 8, 2016 consummation of the Starz Merger and related reclassification of the Company's shares discussed above, through March 31, 2018 is presented in the table below:

	Stock Options and Equity-Settled SARs(1)
	Class A Voting Shares				Class B Non-Voting Shares
	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term In Years	Aggregate Intrinsic Value as of March 31, 2018	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term In Years	Aggregate Intrinsic Value as of March 31, 2018
Issuance of Class A voting shares and Class B non-voting shares upon reclassification of common shares at December 8, 2016	9,528,634	$25.53			9,528,634	$24.68
Issuance for Lions Gate replacement awards	—	—			15,395,707	$14.68
Granted	36,645	$26.03			1,783,446	$25.17
Exercised	(447,140)	$10.25			(2,198,914)	$12.43
Forfeited or expired	(28,224)	$33.65			(207,169)	$25.52
Outstanding at March 31, 2017	9,089,915	$26.67			24,301,704	$19.63
Granted	455,395	$30.78			2,405,095	$28.84
Exercised	(537,930)	$19.29			(2,612,877)	$17.15
Forfeited or expired	(370,943)	$36.31			(630,807)	$30.72
Outstanding at March 31, 2018	8,636,437	$26.93	6.31	$20,567,305	23,463,115	$20.56	6.17	$130,946,902
Outstanding as of March 31, 2018, vested or expected to vest in the future	8,606,761	$26.94	6.31	$20,449,524	23,317,418	$20.52	6.15	$130,846,866
Exercisable at March 31, 2018	5,498,184	$28.12	5.07	$12,157,537	16,776,803	$18.55	4.70	$124,449,854
_____________________________

(1)
Amounts for the year ended March 31, 2017 have been reclassified to conform to the current period presentation, and now include the Company’s equity-settled share-appreciation rights ("SARs"), which were previously accounted for as cash-settled SARs.

Stock Options Granted Valuation Assumptions
The following table presents the weighted average grant-date fair value of options granted in the years ended March 31, 2018, 2017 and 2016, and the weighted average applicable assumptions used in the Black-Scholes option-pricing model for stock options and share-appreciation rights granted during the years then ended:

	Year Ended March 31,
	2018	2017	2016
Weighted average fair value of grants	$8.38	$6.88	$7.64
Weighted average assumptions:
Risk-free interest rate(1)	1.7% - 2.7%	1.2% - 2.4%	0.9% - 1.9%
Expected option lives (in years)(2)	4 - 6 years	4 - 10 years	3 - 6 years
Expected volatility for options(3)	35%	35%	35%
Expected dividend yield(4)	0.0% - 1.5%	0.0% - 1.8%	0.8% - 1.8%

____________________________

(1)	The risk-free rate assumed in valuing the options is based on the U.S. Treasury Yield curve in effect applied against the expected term of the option at the time of the grant.

(2)	The expected term of options granted represents the period of time that options granted are expected to be outstanding.

(3)	Expected volatilities are based on implied volatilities from traded options on the Company’s shares, historical volatility of the Company’s shares and other factors.

(4)	The expected dividend yield is estimated by dividing the expected annual dividend by the market price of the Company's shares at the date of grant.

Restricted Share Units Award Activity
The activity prior to the December 8, 2016 consummation of the Starz Merger and related reclassification of the Company's shares discussed above is presented in the table below:

Restricted Share Units:	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at March 31, 2015	1,662,028	$28.10
Granted	1,461,521	32.36
Vested	(1,438,207)	28.22
Forfeited	(37,910)	30.36
Outstanding at March 31, 2016	1,647,432	$31.74
Granted	1,537,632	20.89
Vested	(1,789,908)	25.01
Forfeited	(164,592)	30.18
Outstanding at December 8, 2016 before share reclassification	1,230,564	$28.18
Reclassification of common shares to newly issued Class A voting shares and Class B non-voting shares	(1,230,564)
Outstanding at December 8, 2016 after share reclassification	—

The restricted stock and restricted share unit activity from the December 8, 2016 consummation of the Starz Merger and related reclassification of the Company's shares discussed above, through March 31, 2018 is presented in the table below:

	Restricted Share Units				Restricted Stock
	Class A Voting Shares	Weighted-Average Grant-Date Fair Value	Class B Non-Voting Shares	Weighted-Average Grant-Date Fair Value	Class B Non-Voting Shares	Weighted-Average Grant-Date Fair Value
Issuance of Class A voting shares and Class B non-voting shares upon reclassification of common shares at December 8, 2016	615,103	$26.48	615,103	$28.20	—	—
Issuance for Lions Gate replacement awards	—	—	—	—	1,861,342	$25.70
Granted	15,529	$26.78	410,857	$25.06	—	—
Vested	(105,796)	$29.55	(109,201)	$29.41	(373,148)	$25.70
Forfeited	(5,688)	$30.91	(5,688)	$30.91	(141,259)	$25.70
Outstanding at March 31, 2017	519,148	$27.85	911,071	$26.62	1,346,935	$25.70
Granted	117,295	$29.11	1,200,352	$29.44	—	$25.70
Vested	(393,137)	$27.79	(575,659)	$26.97	(587,733)	$25.70
Forfeited	(12,745)	$29.69	(24,116)	$28.06	(269,801)	$25.70
Outstanding at March 31, 2018	230,561	$28.49	1,511,648	$28.71	489,401	$25.70

Unrecognized Compensation Cost, Nonvested Awards
The following table summarizes the total remaining unrecognized compensation cost as of March 31, 2018 related to non-vested stock options and restricted share units and the weighted average remaining years over which the cost will be recognized:

	Total Unrecognized Compensation Cost	Weighted Average Remaining Years
	(Amounts in millions)
Stock Options	$52.9	2.7
Restricted Stock and Restricted Share Units	41.6	2.2
Total	$94.5